STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
Stock option activity

	2011			2010			2009
	Number of Options	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	6,762,704	C$	56.94	5,707,940	C$	53.85	4,752,440	C$	44.57
Granted	2,630,785		76.12	2,926,080		57.55	2,276,000		62.65
Exercised	(308,688)		43.62	(1,627,766)		47.02	(1,238,000)		34.28
Forfeited	(125,750)		67.47	(243,550)		58.03	(82,500)		55.99

Outstanding, end of year	8,959,051	C$	62.88	6,762,704	C$	56.94	5,707,940	C$	53.85

Options exercisable at end of year	5,178,172			2,972,857			2,445,615

Activity of non-vested stock options

	2011
	Number of Options	Weighted Average Grant Date Fair Value
Nonvested, beginning of year	3,789,847	C$	18.71
Granted	2,630,785	C$	17.05
Vested	(2,537,253)	C$	18.40
Forfeited (unvested)	(102,500)	C$	17.77

Nonvested, end of year	3,780,879	C$	17.79

Options outstanding and exercisable by exercise price ranges

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price		Number Excercisable	Weighted Average Exercise Price
C$23.02 — C$36.23	16,000	1.84 years	C$	33.26	16,000	C$	33.26
C$39.18 — C$59.71	4,361,866	2.00 years		54.94	3,070,576		54.17
C$60.72 — C$83.08	4,581,185	3.16 years		70.55	2,091,596		67.22

C$23.02 — C$83.08	8,959,051	2.59 years	C$	62.88	5,178,172	C$	59.38

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	2011	2010	2009
Risk-free interest rate	1.95%	1.86%	1.27%
Expected life of options (in years)	2.5	2.5	2.5
Expected volatility of Agnico-Eagle's share price	34.70%	43.80%	64.00%
Expected dividend yield	0.89%	0.42%	0.42%